Fees Summary	Feb. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,682,000
Previously Paid Amount	0.00
Total Fee Amount	3,822.88
Total Offset Amount	0.00
Net Fee	3,822.88
Narrative - Max Aggregate Offering Price	$ 27,682,000
Final Prospectus	true